Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income for the year	$ 10,537	$ 25,254
Items that may subsequently be re-classified to net income:
Currency translation differences	(15,205)	121
Items that will not subsequently be re-classified to net income:
Gain on FVTOCI investments	8,159	16,902
Tax recovery on FVTOCI investments	335	514
Total other comprehensive (loss) income for the year	(6,711)	17,537
Total comprehensive income for the year	$ 3,826	$ 42,791